Additional Fund Statistics (Details) - Volumetric Fund - C000032757	12 Months Ended
Dec. 31, 2024 USD ($)
Net Assets	$ 40,770,705
Holdings Count	54
Advisory Fees Paid, Amount	$ 749,385
Investment Company, Portfolio Turnover	46.00%